Loans Receivable from Franchisees, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of year	$ 62,602
Provision		64,661
Reversal	(8,580)
Effect of translation adjustment	1,498	(2,059)
Balance at end of year	$ 55,520	$ 62,602